Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Income Tax Expense (Benefit)

	Year ended December 31,
	2010	2011	2012

Current	$1,647	$3,065	$1,944
Deferred	(469)	(806)	(743)

	$1,178	$2,259	$1,201

Domestic (Israel)	$(234)	$2,313	$5,470
Foreign	1,412	(54)	(4,269)

	$1,178	$2,259	$1,201

Schedule Of Deferred Income Taxes

	December 31,
	2011	2012
Deferred tax assets:

Net operating loss carry forward	$33,344	$50,276
Research & Development	10,531	12,266
Other temporary differences relating to reserve and allowances	34,401	28,821

Deferred tax asset before valuation allowance	78,276	91,363
Valuation allowance	(59,018)	(72,588)

Deferred tax asset	19,258	18,775

Deferred tax liabilities:

Acquired intangibles	(1,738)	(1,046)

Deferred tax asset, net	17,520	17,729

Schedule Of Income (Loss) Before Taxes

	Year ended December 31,
	2010	2011	2012

Domestic	$12,369	$(35,797)	$(46,207)
Foreign	2,871	(15,598)	24,017

	$15,240	$(51,395)	$(22,190)

Schedule Of Income Tax Reconciliation

	Year ended December 31,
	2010	2011	2012
Income (loss) before taxes as reported in the consolidated statements of operations	$15,240	$(51,395)	$(22,190)

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$3,810	$(12,335)	$(5,548)
Non-deductible expenses	647	3,061	193
Non-deductible expenses related to employee stock options	1,052	1,575	1,366
Changes in valuation allowance, net	(4,798)	8,984	5,415
Other	467	974	(225)

Actual tax expense	$1,178	$2,259	$1,201

Schedule Of Changes In Unrecognized Tax Benefits

	December 31,
	2011	2012

Uncertain tax positions, beginning of year	$673	$9,741
Uncertain tax positions acquired during the year	9,266	-
Increases in tax positions for prior years	556	-
Decreases in tax positions for prior years	(987)	(23)
Increases in tax positions for current year	233	-

Uncertain tax positions, end of year	$9,741	$9,718